Contracts with Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]

Note 13 – Contracts with Customers

We have adopted ASC 606, Revenue from Contracts with Customers effective January 1, 2018 using the modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues for 2018 are reported under ASC 606, while prior period amounts are not adjusted and continue to be reported under ASC 605, Revenue Recognition.

Revenues for products, including: INVOcell®, INVO TM Retention System, and INVO Microscope Holding Block are typically recognized at the time the product is shipped, at which time the title passes to the customer, and there are no further performance obligations. Revenues from consignment are recognized when the medical device is shipped from the Consignor to the customer.

In January, 2019 we announced a U.S. license and distribution agreement with Ferring International Center S.A. (“Ferring”) and as a result took a significant step to strengthen the Company that we believe will allow us to implement our overall business plan. We believe that this strategic partnership with a strong reproductive organization such as Ferring Pharmaceuticals will provide us with the necessary sales and marketing resources within the United States to expand the market and help reach all of those couples not receiving reproductive treatments today.  The agreement calls for the issuance of an initial upfront payment of $5 million which we received upon the signing of the agreement and then subsequent licensing fee payment of $3,000,000 that will provide us with a source of non-dilutive financing to execute our plan. Under the terms of the agreement we can pursue developing international markets and as well as partnering and opening INVO-only reproductive centers within the U.S. market. We believe this major milestone and agreement is a critical step that allows the Company to implement its mission of expanding access to care in the fertility marketplace.

Under the terms of the Distribution Agreement, Ferring completed its obligation to make an initial payment to the Company of $5,000,000 upon completion of the required closing conditions, including executed agreements from all current manufacturers of the Licensed Product that upon a material supply default by the Company, Ferring can assume a direct purchase relationship with such manufacturers. Ferring is obligated to make a second payment to the Company of $3,000,000 provided that the Company is successful in obtaining a five (5) day label enhancement from the FDA for the current incubation period for the Licensed Product at least three (3) years prior to the expiration of the term of the license for the Licensed Product and provided further that Ferring has not previously exercised its right to terminate the Distribution Agreement for convenience. In addition, the Company entered into a separate Distribution Agreement.  The Distribution Agreement has an initial term expiring on December 31, 2025 and at the end of the initial term it may be terminated by the Company if Ferring fails to generate specified minimum revenues to the Company from the sale of the Licensed Product during the final two years of the initial term.

The Ferring license was deemed to be a functional licenses that provide customers with a “right to access” to our intellectual property during the subscription period and, accordingly, revenue is recognized over a period of time, which is generally the subscription period. During the quarter ended March 31, 2019, the Company recognized $178,572 related to the Ferring license agreement.

As of March 31, 2019 and December 31, 2018, the Company had deferred revenues of $4,840,323 and $18,895, respectfully.

Sources of Revenue

We have identified the following revenues disaggregated by revenue source:

Domestic Physicians – direct sales of products concluded in January 2019 Domestic Distributor - sales to Ferring who then sells to physicians Domestic Licensing fee

International Distributors – direct sales of products.

For the three months ended March 31, 2019 and 2018 the source of revenue was derived from:

	March 31, 2019	March 31, 2018

Domestic Physicians	$10,860	$104,140

Domestic Licensing & Distribution Fee	178,572	-

Total revenue	$189,432	$104,140

Contract Balances

We incur agreement obligations on general customer purchase orders and e-mails that have been accepted but unfulfilled. Due to the short duration of time between order acceptance and delivery of the related product, we have determined that the balance related to these obligations is generally immaterial at any point in time. We monitor the value of orders accepted but unfulfilled at the close of each reporting period to determine if disclosure is appropriate.

Warranty

Our general product warranties do not extend beyond an assurance that the product delivered will be consistent with stated specifications and do not include separate performance obligations.

Commissions and Contract Costs

We do not use or offer sales commissions of any type at this time. We generally do not incur incremental charges associated with securing agreements with customers which would require capitalization and recovery over the life of the agreement.

Practical Expedients

Our payment terms for sales direct to customers and distributors are substantially less than the one year collection period that falls within the practical expedient in determination of whether a significant financing component exists.

Shipping and Handling Charges

Fees charged to customers for shipping and handling of products are included as an offset to the costs for shipping and handling of products included as a component of cost of products.

Taxes Collected from Customers

As our products are used in another service and are exempt, to this point we have not collected taxes. If we were to collect taxes they would be on the value of transaction revenue and would be excluded from product revenues and cost of sales and would be accrued in current liabilities until remitted to governmental authorities.

Effective Date and Transition Disclosures

Adoption of the new standards related to revenue recognition did not have a material impact on our consolidated financial statements, and is not expected to have a material impact in future periods.

NOTE 12	CONTRACTS WITH CUSTOMERS

We have adopted ASC 606, Revenue from Contracts with Customers effective January 1, 2018 using the modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues for 2018 are reported under ASC 606, while prior period amounts are not adjusted and continue to be reported under ASC 605, Revenue Recognition.

We routinely enter into agreements with customers that include general commercial terms and conditions, notification requirements for price increases, shipping terms and in most cases prices for the products that we offer. However, these agreements do not obligate us to provide goods to the customer and there is no consideration promised to us at the onset of these arrangements. For customers without separate agreements, we have a standard list price established by geography and by currency for all products and our invoices contain standard terms and conditions that are applicable to those customers where a separate agreement is not controlling. Our performance obligations are established when a customer submits a purchase order or e-mail notification (in writing, electronically or verbally) for goods, and we accept the order. We identify performance obligations as the delivery of the requested product(s) in appropriate quantities and to the location specified in the customer’s e-mail/or purchase order. We generally recognize revenue upon the satisfaction of these criteria when control of the product has been transferred to the customer at which time we have an unconditional right to receive payment. Our prices are fixed and are not affected by contingent events that could impact the transaction price. We do not offer price concessions and do not accept payment that is less than the price stated when we accept the purchase order, except in rare credit related circumstances. We do not have any material performance obligations where we are acting as an agent for another entity.

Revenues for products, including: INVOcell®, INVO TM Retention System, and INVO Microscope Holding Block are typically recognized at the time the product is shipped, at which time the title passes to the customer, and there are no further performance obligations. Revenues from consignment are recognized when the medical device is shipped from the Consignor to the customer.

Sources of Revenue

We have identified the following revenues disaggregated by revenue source:

1.	Domestic Physicians – direct sales of products.
2.	Domestic Distributors – direct sales of products
3.	International Distributors – direct sales of products.

For the year ended December 31, 2018 the primary source of our revenue was from Domestic Physicians, the Company had $61,000 in shipments to its Domestic Distributor and 2017 the source of revenue was only from Domestic Physicians.

Contract Balances

We incur agreement obligations on general customer purchase orders and e-mails that have been accepted but unfulfilled. Due to the short duration of time between order acceptance and delivery of the related product, we have determined that the balance related to these obligations is generally immaterial at any point in time. We monitor the value of orders accepted but unfulfilled at the close of each reporting period to determine if disclosure is appropriate.

Warranty

Our general product warranties do not extend beyond an assurance that the product delivered will be consistent with stated specifications and do not include separate performance obligations.

Significant Judgments in the Application of the Guidance in ASC 606

There are no significant judgments associated with the satisfaction of our performance obligations. We generally satisfy performance obligations upon delivery of the product to the customer. This is consistent with the time in which the customer obtains control of the products. Therefore the value of unsatisfied performance obligations at the end of any reporting period is generally immaterial. We consider variable consideration in establishing the transaction price. Forms of variable consideration applicable to our arrangements include sales returns, rebates, volume based bonuses, and prompt pay discounts. We use historical information along with an analysis of the expected value to properly calculate and to consider the need to constrain estimates of variable consideration. Such amounts are included as a reduction to revenue from the sale of products in the periods in which the related revenue is recognized and adjusted in future periods as necessary.

Commissions and Contract Costs

We do not use or offer sales commissions of any type at this time. We generally do not incur incremental charges associated with securing agreements with customers which would require capitalization and recovery over the life of the agreement.

Practical Expedients

Our payment terms for sales direct to customers and distributors are substantially less than the one year collection period that falls within the practical expedient in determination of whether a significant financing component exists.

Shipping and Handling Charges

Fees charged to customers for shipping and handling of products are included as an offset to the costs for shipping and handling of products included as a component of cost of products.

Taxes Collected from Customers

As our products are used in another service and are exempt, to this point we have not collected taxes. If we were to collect taxes they would be on the value of transaction revenue and would be excluded from product revenues and cost of sales and would be accrued in current liabilities until remitted to governmental authorities.

Effective Date and Transition Disclosures

Adoption of the new standards related to revenue recognition did not have a material impact on our consolidated financial statements, and is not expected to have a material impact in future periods.